DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Schedule of derivative liability activity	The following table represents the Company’s derivative liability activity for the embedded conversion features for the year ended December 31, 2021:	The following table represents the Company’s derivative liability activity for the embedded conversion features for the year ended December 31, 2021:
DERIVATIVE LIABILITIES
	Notes	Warrants	Stock Payable	Total
Balance, beginning of period	$159,045	$50,399	$1,388,809	$1,598,253
Initial recognition of derivative liability	1,044,189	611,142	—	1,655,331
Derivative settlements	(385,558)	(32,764)	—	(418,322)
Loss (gain) on derivative liability valuation	(358,945)	(363,002)	216,779	(505,168)
Balance, end of period	$458,731	$265,775	$1,605,588	$2,330,094

	Notes	Warrants	Stock Payable	Total
Balance, beginning of period	$3,933,475	$27,343	$4,036,176	$7,996,994
Initial recognition of derivative liability	3,916,274	2,554,276	—	6,470,550
Derivative settlements	(3,085,456)	(133,297)	—	(3,218,753)
Loss (gain) on derivative liability valuation	(4,605,248)	(2,397,923)	(2,647,367)	(9,650,538)
Balance, end of period	$159,045	$50,399	$1,388,809	$1,598,253

Schedule of Company's derivative liabilities upon management assumption		The fair value at the valuation dates were based upon the following management assumptions:
DERIVATIVE LIABILITIES (Details 2)
Valuation date
Expected dividends	0%
Expected volatility	199.91%-215.39%
Expected term	.09 - .92 years
Risk free interest	.17%-1.52%

Valuation date
Expected dividends	0%
Expected volatility	187.11%-249.88%
Expected term	.07 - .74 years
Risk free interest	.06%-.27%

DERIVATIVE LIABILITIES (Details 3)
Valuation date
Expected dividends	0%
Expected volatility	257.55%-561.50%
Expected term	1.76 – 4.93 years
Risk free interest	1.63%-2.45%

Valuation date
Expected dividends	0%
Expected volatility	513.48%-586.99%
Expected term	2.01 – 4.11 years
Risk free interest	0.73%-1.12%

DERIVATIVE LIABILITIES (Details 4)
Valuation date
Expected dividends	0%
Expected volatility	197.65%
Expected term	1 year
Risk free interest	1.63%

Valuation date
Expected dividends	0%
Expected volatility	236.32%
Expected term	1 year
Risk free interest	0.39%

Convertible Debt [Member]
Short-Term Debt [Line Items]
Schedule of Company's derivative liabilities upon management assumption

The fair value at the commitment date for the convertible notes and the revaluation dates for the Company’s derivative liabilities were based upon the following management assumptions as of March 31, 2022:

The fair value at the commitment date for the convertible notes and the revaluation dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2021:

Warrant [Member]
Short-Term Debt [Line Items]
Schedule of Company's derivative liabilities upon management assumption	The fair value at the valuation dates were based upon the following management assumptions:
Stock Payable
Short-Term Debt [Line Items]
Schedule of Company's derivative liabilities upon management assumption	The payables to be issued in stock are at 100% of the lowest closing market price with a 15 day look back. The fair value at the valuation dates were based upon the following management assumptions:	The payables to be issued in stock are at 100% of the lowest closing market price with a 15 day look back. The fair value at the valuation dates were based upon the following management assumptions: